Mid Cap Growth Stock Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2022 (unaudited)

Common Stocks (99.9%)	Shares/ Par +	Value $ (000’s)
Communication Services (2.3%)
Cable One, Inc.	13,303	11,348
CarGurus, Inc. *	345,945	4,902
Roku, Inc. *	91,780	5,177

Total		21,427

Consumer Discretionary (11.0%)
CarMax, Inc. *	135,185	8,925
Carter’s, Inc.	67,895	4,449
Chewy, Inc. *	311,673	9,575
Choice Hotels International, Inc.	123,822	13,561
Etsy, Inc. *	147,306	14,750
Hyatt Hotels Corp. - Class A *	82,047	6,642
NVR, Inc. *	4,633	18,472
Visteon Corp. *	30,213	3,204
Vizio Holding Corp. *	624,666	5,460
Wingstop, Inc.	75,427	9,460
YETI Holdings, Inc. *	301,334	8,594

Total		103,092

Energy (5.8%)
Coterra Energy, Inc.	398,037	10,397
Marathon Oil Corp.	490,027	11,065
Ovintiv, Inc.	198,772	9,143
PDC Energy, Inc.	157,269	9,089
Targa Resources Corp.	232,368	14,021

Total		53,715

Financials (9.5%)
Credit Acceptance Corp. *	39,216	17,177
First Republic Bank	88,390	11,539
Hamilton Lane, Inc.	75,328	4,490
Host Hotels & Resorts, Inc.	349,211	5,546
Kimco Realty Corp.	267,321	4,922
M&T Bank Corp.	92,895	16,379
Markel Corp. *	14,391	15,603
W.R. Berkley Corp.	123,883	8,000
White Mountains Insurance Group, Ltd.	3,659	4,768

Total		88,424

Health Care (19.1%)
Alnylam Pharmaceuticals, Inc. *	19,027	3,808
Apellis Pharmaceuticals, Inc. *	206,237	14,086
Bio-Techne Corp.	48,312	13,721
Exact Sciences Corp. *	225,270	7,319
ICON PLC *	46,788	8,599
Inari Medical, Inc. *	248,937	18,083

Common Stocks (99.9%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Insulet Corp. *	65,666	15,064
Integra LifeSciences Holdings Corp. *	173,680	7,357
Jazz Pharmaceuticals PLC *	126,542	16,867
Neurocrine Biosciences, Inc. *	39,624	4,208
PTC Therapeutics, Inc. *	190,834	9,580
Repligen Corp. *	71,077	13,299
Sage Therapeutics, Inc. *	130,682	5,118
Syneos Health, Inc. *	121,238	5,716
Teleflex, Inc.	47,619	9,593
Ultragenyx Pharmaceutical, Inc. *	208,506	8,634
United Therapeutics Corp. *	83,968	17,581

Total		178,633

Industrials (21.0%)
AMERCO	24,941	12,701
Axon Enterprise, Inc. *	178,197	20,626
Builders FirstSource, Inc. *	131,939	7,774
C.H. Robinson Worldwide, Inc.	100,224	9,653
Dun & Bradstreet Holdings, Inc.	713,426	8,839
Expeditors International of Washington, Inc.	93,810	8,284
GFL Environmental, Inc.	176,570	4,465
Graco, Inc.	129,313	7,752
IDEX Corp.	92,245	18,435
Ingersoll-Rand, Inc.	256,447	11,094
J.B. Hunt Transport Services, Inc.	71,596	11,199
Knight-Swift Transportation Holdings, Inc.	214,797	10,510
Lennox International, Inc.	59,676	13,288
Lincoln Electric Holdings, Inc.	97,193	12,219
The Middleby Corp. *	44,963	5,763
Nordson Corp.	8,920	1,893
Robert Half International, Inc.	65,354	5,000
TransUnion	83,175	4,948
Watsco, Inc.	33,390	8,597

Common Stocks (99.9%)	Shares/ Par +	Value $ (000’s)
Industrials continued
Westinghouse Air
Brake Technologies Corp.	158,558	12,899

Total		195,939

Information Technology (24.5%)
CDW Corp.	59,591	9,301
Coherent Corp. *	300,594	10,476
CommScope Holding Co., Inc. *	430,279	3,963
Dynatrace, Inc. *	374,999	13,054
F5, Inc. *	77,248	11,180
Fair Isaac Corp. *	14,872	6,127
Flex, Ltd. *	360,400	6,004
Genpact, Ltd.	487,369	21,332
Guidewire Software, Inc. *	118,184	7,278
Informatica, Inc. *	685,412	13,756
LiveRamp Holdings, Inc. *	177,276	3,219
Lumentum Holdings, Inc. *	202,165	13,863
MKS Instruments, Inc.	90,251	7,458
MongoDB, Inc. *	56,905	11,299
Nuvei Corp. *	391,879	10,600
Olo, Inc. *	494,790	3,909
Q2 Holdings, Inc. *	236,820	7,626
Shift4 Payments, Inc. *	359,134	16,021
Silicon Laboratories, Inc. *	45,277	5,589
Synaptics, Inc. *	95,930	9,498
Teradata Corp. *	394,476	12,252
VeriSign, Inc. *	47,520	8,254
WEX, Inc. *	131,563	16,701

Total		228,760

Materials (4.2%)
Element Solutions, Inc.	794,292	12,923
FMC Corp.	99,233	10,489
Silgan Holdings, Inc.	270,993	11,393
Steel Dynamics, Inc.	66,431	4,713

Total		39,518

Real Estate (0.8%)
Redfin Corp. *	182,800	1,068
Rexford Industrial
Realty, Inc.	116,718	6,069

Total		7,137

Utilities (1.7%)
Black Hills Corp.	124,677	8,444
NiSource, Inc.	167,161	4,211

Mid Cap Growth Stock Portfolio

Common Stocks (99.9%)	Shares/ Par +	Value $ (000’s)
Utilities continued
UGI Corp.	103,130	3,334

Total		15,989

Total Common Stocks (Cost: $1,020,134)		932,634

Short-Term Investments (0.6%)
Money Market Funds (0.6%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 2.940% #	5,396,004	5,396

Total		5,396

Total Short-Term Investments (Cost: $5,396)		5,396

Total Investments (100.5%) (Cost: $1,025,530)@		938,030

Other Assets, Less Liabilities (-0.5%)		(4,302)

Net Assets (100.0%)		933,728

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 9/30/2022.
@

At September 30, 2022, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,025,530 and the net unrealized depreciation of investments based on that cost was $87,500 which is comprised of $81,502 aggregate gross unrealized appreciation and $169,002 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Mid Cap Growth Stock Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2022.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$932,634	$—	$—
Short-Term Investments	5,396	—	—

Total Assets:	$938,030	$—	$—

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand